Schedule I Condensed Financial Statements - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 08, 2013	Mar. 30, 2012	Mar. 30, 2012	Sep. 29, 2011	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Parent Company Only Financial Information [Line Items]
Dividend declared		$ 500,000	$ 500,000	$ 110,100	$ 36,144	$ 500,000	$ 110,100
Stock split description	On April 7, 2013, the Company's Board of Directors authorized an eight-for-one split of the Company's common stock which was effective on April 8, 2013. The Company's historical share and per share information has been retroactively adjusted to give effects to this stock split.
Stock split conversion ratio	8
Common stock, par value					$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized					1,000,000,000	1,000,000,000	1,000,000,000
Senior Secured Credit Facilities [Member]
Parent Company Only Financial Information [Line Items]
Percentage of equity interest owned						100.00%
Parent Company [Member]
Parent Company Only Financial Information [Line Items]
Dividend received			500,000	100,000
Dividend declared			500,000	110,100
Dividends paid						$ 609,897
Common stock, par value						$ 0.01	$ 0.01
Common stock, shares authorized						1,000,000,000	1,000,000,000
Parent Company [Member] | Senior Secured Credit Facilities [Member]
Parent Company Only Financial Information [Line Items]
Percentage of equity interest owned						100.00%
Subsequent Events [Member]
Parent Company Only Financial Information [Line Items]
Stock split description	On April 7, 2013, the Company's Board of Directors authorized an eight-for-one split of the Company's common stock which was effective on April 8, 2013.
Stock split conversion ratio	8
Common stock, par value	$ 0.01
Common stock, shares authorized	1,000,000,000
Subsequent Events [Member] | Parent Company [Member]
Parent Company Only Financial Information [Line Items]
Stock split description	On April 7, 2013, the Company's Board of Directors authorized an eight-for-one split of the Company's common stock which was effective on April 8, 2013. The Company's historical share and per share information has been retroactively adjusted to give effects to this stock split.
Stock split conversion ratio	8
Common stock, par value	$ 0.01
Common stock, shares authorized	1,000,000,000